Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net Loss	$ (12,716,099)	$ (2,053,497)	$ (2,636,734)	$ (5,694,349)
Adjustments to Reconcile Net Loss to Net Cash (Used In) Provided By Operating Activities:
Impairment of Oil and Natural Gas Properties	4,252,539			3,316,212
Change in Allowance For Doubtful Accounts Receivable				(128,024)
Depreciation	3,884	3,712	4,723	20,804
Stock Based Compensation	558,018	850,798	1,036,654	458,543
Loss on Derivative Financial Instruments	123,391		136,827
Stock Issued for Services		17,145	503,076
Debt Discount Amortization	249,670	254,501	254,501	810,540
Loss Recorded to Interest Expense for Issuance of Convertible Notes	1,726,149
Loss on Debt Extinguishment	5,099,340	217,141	526,459	89,701
Changes in Operating Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(11,552,257)	(627,552)	(6,286,796)	191,171
(Increase)/Decrease in Prepaid Expenses	120,858	96,688	146,488	156,927
Increase/(Decrease) in Deposits from Joint Interest Owners	(4,078,786)	3,015,000	4,078,786
Increase/(Decrease) in Accounts Payable	7,532,813	607,156	5,914,705	(30,205)
Increase/(Decrease) in Related Party Payable	44,638	2,011	7,928	32,626
Increase/(Decrease) in Accrued Expenses and Other Payables	1,238,679	(100,000)	633,865
Increase/(Decrease) in Other	8,787		44,723
Increase/(Decrease) in Accrued Interest	370,490	400,212	520,375	509,139
Net Cash (Used In) Provided By Operating Activities	(7,017,885)	2,683,315	4,885,581	(266,915)
INVESTING ACTIVITIES
Equipment Purchases		(3,244)
Deposits		(24,785)
Leases Purchased / Lease Rentals Paid			(280,268)	(284,089)
Insurance proceeds received	660,629
Investments in Oil and Gas Properties	(9,762,984)	(752,814)
Capitalized Exploration and Wells In Process Costs			(1,904,618)	(175,931)
Deposits and Equipment Purchases			(22,050)
Proceeds From Sale of Working Interest		2,884,651	2,884,651	26,400
Net Cash (Used In) Provided By Investing Activities	(9,102,355)	2,103,808	677,715	(433,620)
FINANCING ACTIVITIES
Proceeds from Related Party Loans				652,500
Proceeds from Term Loan	11,000,000
Proceeds from Convertible Promissory Notes	1,819,000	200,000	212,500	150,000
Proceeds from Exercise of Warrants	85,000
Payments on Note Payable	(105,644)	(116,882)	(160,408)	(159,653)
Net Cash Provided By Financing Activities	12,798,356	83,118	52,092	642,847
Net Increase/(Decrease) in Cash	(3,321,884)	4,870,241	5,615,388	(57,688)
Beginning Cash Balance	5,621,814	6,426	6,426	64,114
Ending Cash Balance	2,299,930	4,876,667	5,621,814	6,426
Supplemental Schedule of Cash Flow Activities:
Cash Paid for Interest	3,903	5,188	5,636	4,448
Non-Cash Financing and Investing Activities:
Prepaid Asset Financed by Note Payable	146,310	156,718	156,718	159,188
Debt Issuance Costs in Accounts Payable	555,923
Capital Expenditures Included in Accounts Payable		3,088	$ 1,223,792	$ 49,177
Stock-Based Compensation Capitalized to Unproved Properties	659,646	613,733
Stock Issued for Consulting Services Capitalized to Unproved Properties		4,880,000
Loans Extinguished through Exercise of Warrants	10,000,000
Stock Issued for Settlement of Accounts Payable & Accrued Expenses		73,505
Wells In Process Included in Accounts Payable	3,696,671	85,127
Stock Issued to Settle Convertible Promissory Notes and Accrued Interest		$ 872,812
Funds Received from Capital Raise Transferred to Equity	965,800
Bridge Note Warrant Extension Recorded to Additional Paid-In-Capital	152,078
Derivative Liability Recorded at Issuance of Convertible Promissory Notes	$ 3,521,907